Leasehold Improvements and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Leasehold Improvements and Equipment [Abstract]
Schedule of Leasehold Improvements and Equipment

At December 31, 2024 and 2023, leasehold improvements and equipment consisted of the following:

	As of December 31,
	2024	2023
Motor vehicles	$339,712	$465,111
Office equipment	86,746	26,462
Furniture and fittings	46,882	17,826
Computer		43,949
Warehouse equipment	108,661	111,397
Machinery equipment	67,269	2,699
Leasehold improvements	668,524	671,539
	1,317,794	1,338,983
Accumulated depreciation	(587,147)	(442,444)
Leasehold improvements and equipment, net of accumulated depreciation	$730,647	$896,539